Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Line Items]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

In February 2021, the Sponsor paid an aggregate purchase price of $25,000, or approximately $0.009 per share, in consideration of 2,156,250 shares of Common Stock to cover certain expenses of the Company (the “Founder Shares”). In June 2021, the Company effected a 1.3333-for-1.0 stock split of Common Stock, resulting in the Sponsor owning an aggregate of 2,875,000 Founder Shares. The Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). The over-allotment was not exercised and such shares were forfeited.

The Sponsor agreed that it will not transfer, assign or sell any Founder Shares until (1) with respect to 50% of the shares, the earlier of six months after the date of the consummation of the Business Combination and the date on which the closing price of the Company’s Common Stock exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the Business Combination and (2) with respect to the remaining 50% of the shares, six months after the date of the consummation of the Business Combination, or earlier, in either case, if, subsequent to the Business Combination, the Company consummates a liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares for cash, securities or other property.

Related Party Loans

On January 25, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company borrowed up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. The Promissory Note was repaid as of March 31, 2022.

On July 18, 2023, the Company and the Sponsor entered into a non-interest-bearing loan agreement whereby the Company issued a promissory note (the “Note”) to the Sponsor pursuant to which the Company may borrow up to $1,500,000 in cash from time to time to fund working capital requirements, including with respect to the funding of Monthly Extension Options. The current principal amount of the Note is payable on the earlier of (a) the consummation of a Business Combination and (b) the date of the liquidation of the Company. If a Business Combination is not consummated, this Note will be repaid solely to the extent that the Company has funds available to it outside of the Trust Account and all other amounts will be forfeited, eliminated or otherwise forgiven. As of December 31, 2023 and 2022, the amount outstanding under the Note was $582,000 and $0 respectively, as reflected on the Company’s balance sheets included herein under the caption ‘Note payable-related party’.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $0.75 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2023 and 2022, there were no Working Capital Loans outstanding. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.

Vaso Corporation and Subsidaries [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE L — RELATED-PARTY TRANSACTIONS

David Lieberman, a practicing attorney in the State of New York, serves as Vice Chairman of the Board of Directors. Until July 2022, he was a senior partner at the law firm of Beckman Lieberman and Associates, LLP, which performed certain legal services for the Company. Fees of approximately $0 and $95,000 were billed by the firm for the years ended December 31, 2023 and 2022, respectively, at which dates no amounts were outstanding.